Supplemental Consolidating Financial Information Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended	7 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014 Reportable Legal Entities [Member] Parent [Member]	Mar. 31, 2013 Reportable Legal Entities [Member] Parent [Member]	Dec. 31, 2012 Reportable Legal Entities [Member] Parent [Member]	Dec. 31, 2013 Reportable Legal Entities [Member] Parent [Member]	Dec. 31, 2011 Reportable Legal Entities [Member] Parent [Member]	Mar. 31, 2014 Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2013 Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2014 Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2014 Consolidation, Eliminations [Member]	Mar. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Aug. 15, 2012 Predecessor Reportable Legal Entities [Member] Parent [Member]	Aug. 15, 2012 Predecessor Reportable Legal Entities [Member] Guarantor Subsidiaries [Member]	Aug. 15, 2012 Predecessor Reportable Legal Entities [Member] Non-Guarantor Subsidiaries [Member]	Aug. 15, 2012 Predecessor Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 22,666	$ 14,826	$ 14,498	$ 64,323	$ 18,788	$ 16,290	$ 9,939	$ 7,631	$ 55,252	$ 0	$ 21,558	$ 8,527	$ 10,753	$ 44,503	$ 19,212	$ 7,896	$ 480	$ (3,886)	$ 11,476	$ (424)	$ (23,078)	$ (4,120)	$ 0	$ (46,908)	$ 0	$ 16,660	$ 18,788	$ 0	$ 17,980	$ (1,320)	$ 0
Decrease in restricted cash					(30)					0					(30)					0					0	30	(30)	0	30	0	0
Payments to Acquire Limited Partnership Interests		0		0			(37,500)		(37,500)			0		0			0		0			37,500		37,500
Cash paid for acquisition of D&I Silica LLC, net of cash acquired				(94,955)					(94,955)					0					0					0		0	0
Payments to Acquire Property, Plant, and Equipment	(3,477)	(3,741)	(8,218)	(10,630)	(50,169)	0	0	0	0	0	(1,561)	(1,845)	(2,239)	(6,260)	(50,075)	(1,916)	(1,896)	(5,979)	(4,370)	(94)	0	0	0	0	0	(80,075)	(50,169)	0	(9,049)	(71,026)	0
Net cash used in investing activities	(3,477)	(3,741)	(8,218)	(105,585)	(50,199)	0	(37,500)	0	(132,455)	0	(1,561)	(1,845)	(2,239)	(6,260)	(50,105)	(1,916)	(1,896)	(5,979)	(4,370)	(94)	0	37,500	0	37,500	0	(80,045)	(50,199)	0	(9,019)	(71,026)	0
Proceeds from issuance of long-term debt	0	38,250		138,250	48,692		38,250		138,250	0		0		0	0		0		0	48,692		0		0	0	63,985	48,692	0	0	63,985	0
Repayments of Long-term Debt	(13,500)	(33,250)		(33,250)	(5,000)	(13,500)	0		0	0	0	0		0	0	0	(33,250)		(33,250)	(5,000)	0	0		0	0	(1,250)	(5,000)	0	0	(1,250)	0
Affiliate Financing Net	0	5,615	4,250	5,615	0	0	5,615	(5,615)	5,615	0	0	0	0	0	32,307	(2,578)	5,880	9,865	9,092	(32,307)	2,578	(5,880)	0	(9,092)	0	0	0	0	(8,391)	8,391	0
Advances to Parent, Net	0	0		0		0	0		0		(16,750)	(10,000)		(44,750)		0	0		0		16,750	10,000		44,750
Payments of Stock Issuance Costs		0		0			0		0			0		0			37,500		37,500			(37,500)		(37,500)
Contributions received			4,606		697			4,606		0			0		0			0		697			0		0	0	697
Payments of Loan Costs	0	(2)	(143)	(829)	(1,924)		(2)	(143)	(829)	0		0	0	0	0		0	0	0	(1,924)		0	0	0	0	(1,462)	(1,924)	0	0	(1,462)	0
Payments of Dividends	(14,726)	(17,598)	(6,479)	(58,414)		(14,726)	(12,961)	(6,479)	(53,777)		0	0	0	0		(3,750)	(4,637)	0	(15,887)		3,750	0	0	11,250		(225)	0	0	0	(225)	0
Net cash provided by financing activities	(28,226)	(6,985)	2,234	51,372	42,465	(28,226)	30,902	(7,631)	89,259	0	(16,750)	(10,000)	0	(44,750)	32,307	(6,328)	5,493	9,865	(2,545)	10,158	23,078	(33,380)	0	9,408	0	61,048	42,465	0	(8,391)	69,439	0
Net increase (decrease) in cash	(9,037)	4,100	8,514	10,110	11,054	(11,936)	3,341	0	12,056	0	3,247	(3,318)	8,514	(6,507)	1,414	(348)	4,077	0	4,561	9,640	0	0	0	0	0	(2,337)	11,054	0	570	(2,907)	0
Beginning of period	20,608	10,498	1,984	10,498	0	12,056	0	0	0	0	3,991	10,498	1,984	10,498	0	4,561	0	0	0	0	0	0	0	0	0	11,054	0	0	1,414	9,640	0
End of period	$ 11,571	$ 14,598	$ 10,498	$ 20,608	$ 11,054	$ 120	$ 3,341	$ 0	$ 12,056	$ 0	$ 7,238	$ 7,180	$ 10,498	$ 3,991	$ 1,414	$ 4,213	$ 4,077	$ 0	$ 4,561	$ 9,640	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8,717	$ 11,054	$ 0	$ 1,984	$ 6,733	$ 0